Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
Note 8 - Goodwill and Other Intangible Assets

Following is a summary of information related to acquired intangible assets:

	As of December 31, 2011		As of December 31, 2010
	Gross	Accumulated	Gross	Accumulated
($ in thousands)	Amount	Amortization	Amount	Amortization
Amortized intangible assets
Client list	$ 1,400	$ 624	$ 1,400	$ 480
Core deposit premium	387	107	387	27
Total carrying value	$ 1,787	$ 731	$ 1,787	$ 507

The aggregate amortization expense for intangible assets was approximately $224,000, $171,000 and $144,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

The estimated amortization expense for each of the next five years is as follows: 2012 - $224,000, 2013 - $224,000, 2014 - $224,000, 2015 - $184,000 and
2016 - $144,000.

Changes in the carrying amounts of goodwill at December 31, 2011 and 2010 are as follows:

($ in thousands)	2011	2010
Balance, beginning of year	$ 2,506	$ 1,434
Goodwill acquired	-	1,072
Balance, end of year	$ 2,506	$ 2,506

All of the goodwill is related to the 2007 acquisition of Minis.  The goodwill acquired in 2010 was a final contingent earn-out payment.